Costs Incurred for Property Acquisitions, Exploration and Development (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved leaseholds	$ 305,000	$ 47,396	$ 16,877
Development costs	184,217	89,307	72,776
Exploration costs	9,951	3,275	660
Total costs incurred	499,168	139,978	90,313
Marcellus Joint Venture
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved leaseholds			519
Development costs	46,571	46,725	21,700
Total costs incurred	$ 46,571	$ 46,725	$ 22,219